Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets	Other investments

				$ million
		2023		2022
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,177	—	1,040
Contingent consideration	754	939	364	1,522
Other	89	73	214	108
	843	2,189	578	2,670
aThe majority of equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2023	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,006	—	3,032
Loans		1,725	457	—	2,182
Trade and other receivables	20	31,354	—	—	31,354
Derivative financial instruments	30	—	22,444	119	22,563
Cash and cash equivalents	25	27,804	5,226	—	33,030
Financial liabilities
Trade and other payables	22	(65,516)	—	—	(65,516)
Derivative financial instruments	30	—	(13,545)	(2,107)	(15,652)
Accruals		(7,837)	—	—	(7,837)
Lease liabilities	28	(11,121)	—	—	(11,121)
Finance debt	26	(51,954)	—	—	(51,954)
		(75,519)	17,588	(1,988)	(59,919)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2022	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,222	—	3,248
Loans		1,245	341	—	1,586
Trade and other receivables	20	33,535	—	—	33,535
Derivative financial instruments	30	—	24,395	—	24,395
Cash and cash equivalents	25	25,611	3,584	—	29,195
Financial liabilities
Trade and other payables	22	(69,586)	—	—	(69,586)
Derivative financial instruments	30	—	(22,481)	(3,674)	(26,155)
Accruals		(7,631)	—	—	(7,631)
Lease liabilities	28	(8,549)	—	—	(8,549)
Finance debt	26	(46,944)	—	—	(46,944)
		(72,293)	9,061	(3,674)	(66,906)

Disclosure of financial liabilities
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2023	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,006	—	3,032
Loans		1,725	457	—	2,182
Trade and other receivables	20	31,354	—	—	31,354
Derivative financial instruments	30	—	22,444	119	22,563
Cash and cash equivalents	25	27,804	5,226	—	33,030
Financial liabilities
Trade and other payables	22	(65,516)	—	—	(65,516)
Derivative financial instruments	30	—	(13,545)	(2,107)	(15,652)
Accruals		(7,837)	—	—	(7,837)
Lease liabilities	28	(11,121)	—	—	(11,121)
Finance debt	26	(51,954)	—	—	(51,954)
		(75,519)	17,588	(1,988)	(59,919)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2022	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,222	—	3,248
Loans		1,245	341	—	1,586
Trade and other receivables	20	33,535	—	—	33,535
Derivative financial instruments	30	—	24,395	—	24,395
Cash and cash equivalents	25	25,611	3,584	—	29,195
Financial liabilities
Trade and other payables	22	(69,586)	—	—	(69,586)
Derivative financial instruments	30	—	(22,481)	(3,674)	(26,155)
Accruals		(7,631)	—	—	(7,631)
Lease liabilities	28	(8,549)	—	—	(8,549)
Finance debt	26	(46,944)	—	—	(46,944)
		(72,293)	9,061	(3,674)	(66,906)

Analysis of credit exposures using external credit grading system
Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out in the table below.

		%
As at 31 December	2023	2022
AAA to AA-	7%	9%
A+ to A-	59%	49%
BBB+ to BBB-	15%	15%
BB+ to BB-	7%	11%
B+ to B-	4%	12%
CCC+ and below	8%	4%

Disclosure of offsetting of financial assets
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2023				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	25,188	(2,625)	22,563	(3,436)	(1,245)	17,882
Derivative liabilities	(18,277)	2,625	(15,652)	3,436	263	(11,953)
Trade and other receivables	17,867	(7,789)	10,078	(1,141)	(633)	8,304
Trade and other payables	(16,284)	7,789	(8,495)	1,141	44	(7,310)
At 31 December 2022
Derivative assets	33,199	(8,804)	24,395	(3,988)	(918)	19,489
Derivative liabilities	(34,918)	8,804	(26,114)	3,988	436	(21,690)
Trade and other receivables	17,947	(8,381)	9,566	(1,325)	(224)	8,017
Trade and other payables	(20,671)	8,381	(12,290)	1,325	61	(10,904)

Disclosure of offsetting of financial liabilities
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2023				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	25,188	(2,625)	22,563	(3,436)	(1,245)	17,882
Derivative liabilities	(18,277)	2,625	(15,652)	3,436	263	(11,953)
Trade and other receivables	17,867	(7,789)	10,078	(1,141)	(633)	8,304
Trade and other payables	(16,284)	7,789	(8,495)	1,141	44	(7,310)
At 31 December 2022
Derivative assets	33,199	(8,804)	24,395	(3,988)	(918)	19,489
Derivative liabilities	(34,918)	8,804	(26,114)	3,988	436	(21,690)
Trade and other receivables	17,947	(8,381)	9,566	(1,325)	(224)	8,017
Trade and other payables	(20,671)	8,381	(12,290)	1,325	61	(10,904)

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The table below shows the timing of undiscounted cash outflows relating to finance debt, trade and other payables and accruals. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to finance debt could be accelerated from the profile provided.

								$ million
				2023				2022
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt[b]
Within one year	56,852	6,527	3,054	2,394	59,618	6,398	2,978	2,013
1 to 2 years	1,876	329	3,820	2,151	1,625	230	2,811	1,848
2 to 3 years	1,158	147	4,767	1,907	1,378	207	4,066	1,684
3 to 4 years	1,178	135	5,367	1,666	1,192	110	5,077	1,452
4 to 5 years	1,141	121	5,778	1,396	1,188	114	5,773	1,204
5 to 10 years	5,028	382	12,939	4,894	6,109	348	13,621	3,680
Over 10 years	136	196	14,586	6,890	772	224	13,135	6,968
	67,369	7,837	50,311	21,298	71,882	7,631	47,461	18,849
[a]2023 includes $10,662 million (2022 $11,884 million) in relation to the Gulf of Mexico oil spill, of which $9,520 million (2022 $10,660 million) matures in greater than one year.
[b]Comparative amounts for interest on finance debt have been amended to align with current year presentation. The amendment has increased cash outflows by $3,022 million.

Disclosure of maturity analysis for derivative financial liabilities
The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $24,120 million at 31 December 2023 (2022 $23,970 million) to be received on the same day as the related cash outflows.

		$ million
Cash outflows for derivative financial instruments at 31 December	2023	2022
Within one year	2,071	1,492
1 to 2 years	1,718	2,531
2 to 3 years	5,136	2,053
3 to 4 years	3,077	5,575
4 to 5 years	1,743	3,584
5 to 10 years	6,708	7,627
Over 10 years	4,092	2,772
	24,545	25,634
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2023
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(341)	(3)	(405)	(166)	(7)	(589)	(1,511)
Oil price derivatives	(1,047)	(61)	(14)	(4)	(1)	(12)	(1,139)
Natural gas price derivatives	(2,126)	(796)	(473)	(348)	(293)	(2,672)	(6,708)
Power price derivatives	(1,692)	(666)	(413)	(306)	(227)	(883)	(4,187)
	(5,206)	(1,526)	(1,305)	(824)	(528)	(4,156)	(13,545)

							$ million
							2022
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(587)	(95)	(3)	(629)	(319)	(713)	(2,346)
Oil price derivatives	(1,615)	(318)	(23)	(4)	(1)	—	(1,961)
Natural gas price derivatives	(7,255)	(1,157)	(539)	(328)	(214)	(2,636)	(12,129)
Power price derivatives	(2,924)	(1,002)	(506)	(335)	(273)	(964)	(6,004)
	(12,381)	(2,572)	(1,071)	(1,296)	(807)	(4,313)	(22,440)